Share capital	12 Months Ended
Jul. 31, 2025
Share capital [Abstract]
Share capital
13.	Share capital
(a)	Authorized
As Focus Impact Acquisition Corp., the Company formerly was authorized to issue 500,000,000 shares of Class A common stock, 50,000,000 shares of Class B common stock, and 1,000,000 shares of preferred stock. All former shares were exchanged for common stock of the Company upon completion of the RTO (Note 4). Upon the RTO and continuance into Alberta, the old classes of shares were cancelled and replaced by those of the Company.
The Company is authorized to issue an unlimited number of common stock without par value.
The Company is authorized to issue an unlimited number of preferred stock, issuable in series in accordance with the Business Corporations Act of Alberta, Canada.
(b)	Shares issued
Shares issued during the year ended July 31, 2025
On September 5, 2024, the Company issued 1,596 shares with a fair value of $47,904 in settlement of accounts payable in the amount of $39,527 and recognized a loss on the settlement of $8,377.
In October 28, 2024, the Company issued 2,244 shares with a fair value of $49,500 for the conversion of the mandatory convertible debentures (Note 10).
On October 29, 2024, the Company issued 9,176 shares for the exercise of 9,176 share purchase warrants, at an exercise price of CAD$13.08 per share for gross proceeds of $86,237. The fair value of the warrants was $303,492.
On November 6, 2024, the Company completed the De-SPAC transaction (Note 4), with each of former Devv Holdings shares converted to securities of the Company on a 1 to 0.152934 basis. All disclosures in these financial statements on number of shares have been accordingly converted on the same basis. 515,920 shares with a fair value of $3,147,117 were retained by former shareholders of the Company as consideration for the De-SPAC transaction.
On November 6, 2024, upon completion of the De-SPAC transaction (Note 4), the Company also issued:
•	200,000 shares with a fair value of $1,220,000 for the acquisition of 50% interest in an associate, FCS (Note 6).
•
300,052 shares with a fair value of $1,830,318 in settlement of accounts payable and accrued liabilities with various vendors of Devv Holdings and Devv Corp, in the amount of $10,523,400. On October 29, 2024, the Focus Impact Sponsor transferred their Focus Impact Class A shares (“Sponsor Shares”) to the various vendors in settlement of the debt. Upon the closing of the De-SPAC transaction, the Company issued 300,052 replacement shares to the Focus Impact Sponsor. As Focus Impact Sponsor transferred the Sponsor Shares on behalf of the Company, and assumed the risk of the De-SPAC transaction not occurring (wherein Devv Holdings and Devv Corp would not have been obliged to compensate Focus Impact Sponsor in that eventuality), the transaction is more akin to a capital transaction per ASC 470-50-40-2, to reflect the risk undertaken by Focus Impact Sponsor in its capacity as a significant shareholder of the Company. As such the gain on settlement of $8,693,082 was recognized in equity.
•	169,480 shares to various parties for gross proceeds of $2,250,000, of which $20,000 remain receivable as of July 31, 2025.
•
50,000 shares with a fair value of $305,000 as a commitment fee in connection the ELOC Agreement with Helena I (Notes 7 and 17). The fair value of the shares is recognized as deferred financing costs of the Company.

•	324,987 shares with a fair value of $1,982,424 for the acquisition of carbon credits, and for deposits on carbon credits purchases (Note 5).
On November 13, 2024, the Company issued 55,729 shares with a fair value of $585,155 in consideration to Focus Impact Partners, for entering into a strategic consulting agreement (Note 18).
On December 27, 2024, the Company issued 41,247 shares with a fair value of $317,608 in settlement of accounts payable and accrued liabilities with various vendors of the Company, in the amount of $1,225,000, and recognized a gain on settlement of $907,392.
On March 17, 2025, the Company issued 16,666 shares with a fair value of $58,333 in accordance with the ELOC Agreement with Helena I (Note 7) in satisfaction of the $125,000 commitment (Note 18) upon the effectiveness of the Helena I Registration Statement.
In March 2025, the Company issued 160,600 shares in accordance with the ELOC Agreement with Helena I (Note 7) for gross proceeds of $481,530.
In May 2025, the Company issued 334,600 shares in accordance with the ELOC Agreement with Helena I (Note 7) for gross proceeds of $1,051,857.
In July 2025, the Company issued 350,500 shares in accordance with the ELOC Agreement with Helena I (Note 7) for gross proceeds of $1,794,694. Of the gross proceeds, $448,151 were retained by Helena I for the repayment of the initial tranche of the Crypto Strategy Convertible Debt (Note 9).
In July 2025, the Company cancelled 155,000 shares in relation to the termination of carbon credit purchase agreements (Note 5).
Shares issued during the year ended July 31, 2024
On August 4, 2023 the Company issued 9,176 shares for the exercise of 9,176 share purchase warrants, at an exercise price of CAD$13.08 per share.
On August 22, 2023 the Company issued 6,372 shares for the exercise of 6,372 share purchase warrants, at an exercise price of CAD$13.08 per share.
On September 22, 2023 the Company issued 2,549 shares for the exercise of 2,549 share purchase warrants, at an exercise price of CAD$13.08 per share.
The continuity of share purchase warrants is as follows:

	Number of warrants	Weighted Average Exercise price	Remaining life (Years)
Balance, July 31, 2023	150,908	$44.69	1.85
Exercised	(18,097)	$9.73	—
Balance, July 31, 2024	132,811	$47.23	0.67
Issued on RTO (Note 4)	22,699,987	$1.52	—
Exercised	(9,176)	$9.50	—
Expired	(105,032)	$56.90	—
Balance, July 31, 2025	22,718,590	$1.53	4.27

As at July 31, 2025, the following share purchase warrants were outstanding:

Number of warrants outstanding	Exercise price	Expiry date
18,603	CAD$13.08	September 29, 2026
22,699,987*	$1.52	November 6, 2029
22,718,590

*	Each warrant exercisable for 0.09692 common stock.
All of the warrants outstanding are liability classified (Note 11).
The Company has 1,122 warrants with an exercise price of CAD$67.30 to be issued as of July 31, 2025.
Of the 22,699,987 warrants issued on the RTO, 11,200,000 were to replace former SPAC public warrants (“Public Warrants”), and 11,499,987 were to replace former SPAC private warrants (“Private Warrants”, together with Public Warrants, “SPAC Warrants”). Each SPAC Warrant is exercisable at $1.52 for 0.09692 shares of common stock.
In connection with the Initial Business Combination, the Company assumed the agreements for the SPAC Warrants between the Company’s predecessor, Focus Impact Acquisition Corp., and Continental Stock Transfer & Trust Company, as warrant agent, and entered into such amendments thereto as were necessary to give effect to the provisions of the BCA, and each SPAC Warrant then outstanding and unexercised automatically without any action on the part of its holder was converted into a warrant of the Company.
Each replacement warrant is subject to the same terms and conditions, including exercisability terms, as were applicable to the corresponding SPAC Warrants immediately prior to the Initial Business Combination, except to the extent of such terms or conditions that are rendered inoperative by the Initial Business Combination. Accordingly, following the Initial Business Combination:
•	each replacement warrant will be exercisable solely for the Company’s common shares;
•
the number of the Company’s common shares subject to each replacement warrant will be equal to the number of Class A common shares subject to the applicable SPAC Warrant (subject to amendments as set forth in the agreement to the SPAC Warrants)

•
the per share exercise price for the Company’s common shares issuable upon exercise of such replacement warrant will be equal to the per share exercise price for the Class A Common Shares subject to the applicable SPAC Warrant, as in effective prior to the Initial Business Combination (subject to amendments as set forth in the agreement to the SPAC Warrants)

Public Warrants
The Company had agreed that as soon as practicable, but in no event later than twenty business days after the closing of the Initial Business Combination, the Company would use commercially reasonable efforts to file with the SEC a registration statement for the registration, under the Securities Act, of the shares of common stock issuable upon exercise of the warrants, and the Company would use commercially reasonable efforts to cause the same to become effective within 60 business days after the closing of the Initial Business Combination, and to maintain the effectiveness of such registration statement and a current prospectus relating to those shares of common stock until the warrants expired or were redeemed, as specified in the warrant agreement; provided that if the Company’s common stock was at the time of any exercise of a warrant not listed on a national securities exchange such that they satisfied the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may. at the Company’s option, require holders of public warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elected, would not be required to file or maintain in effect a registration statement, but would use commercially reasonably efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.
If a registration statement covering the shares of common stock issuable upon exercise of the warrants is not effective by the 60th day after the closing of the Initial Business Combination, warrant holders may, until such time as there is an effective registration statement and during any period when the Company would have failed to maintain an effective registration statement, exercise warrants on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act or another exemption, but use commercially reasonably efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available. In such event, each holder would pay the exercise price by surrendering the warrants for that number of shares of common stock equal to the lessor of (A) the quotient obtained by dividing (x) the product of the number of shares of common stock underlying the warrants, multiplied by the excess of the “fair market value” (defined below) less the exercise price of the warrants by (y) the fair market value and (B) the product of 0.361 and the number of whole warrants being exercised by such holder. The “fair market value” as used in this paragraph shall mean the volume weighted average price of the common stock for the 10 trading days ending on the trading day prior to the date on which the notice of exercise is received by the warrant agent.
Private Warrants
The Private Warrants are not redeemable by the Company so long as they are held by Focus Impact Sponsor or its permitted transferees. Focus Impact Sponsor or its permitted transferees have the option to exercise the Private Warrants on a cashless basis,
Company’s right to redemption of warrants
The Company may redeem the outstanding Public Warrants under the following conditions, while a registration statement covering the common stock issuable upon exercise of the warrants is effective, upon a minimum of 30 days’ prior written notice of redemption to each warrant holder:
(1)	Redemption at a price of $0.01 per warrant
If common stock is trading at a price in excess of $23.90 (“Upper Redemption Trigger”) for any 20 trading days within a 30-day period ending three trading days before the Company sends a notice of redemption to the warrant holders.
(2)	Redemption at a price of $0.10 per warrant
If the common stock is trading in excess of $13.20 (“Lower Redemption Trigger”) for any 20 trading days within a 30-day period ending three trading days before the Company sends a notice of redemption to the warrant holders.
Concurrently, if the common stock is trading at a price of less than the Upper Redemption Trigger for any 20 trading days within a 30-day period ending three trading days before the Company sends a notice of redemption to the warrant holders, the Private Warrants must also be concurrently called for redemption on the same terms as the Public Warrants.
Adjustments to exercise price of SPAC Warrants
The terms of the SPAC Warrants provided for an adjustment of the exercise price if the Initial Business Combination issued shares at a price (“Newly Issued Price”) below $92.00 per share, the aggregate gross proceeds from such issuances represent more than 60% of total equity proceeds, and the 20-day VWAP of the Company’s shares upon Initial Business Combination (“Market Value”) is below $92.00.
In such event, the exercise price will be adjusted to be 115% of the higher of the Market Value and the Newly Issued Price (“Reference Price”); the Upper Redemption Trigger will be adjusted to be 180% of the Reference Price ; and the Lower Redemption Trigger will be adjusted to the Reference Price.
On December 6, 2024, the Company determined the Newly Issued Price was $13.20; and the Market Value was $9.40. Accordingly the Reference Price was set at $13.20. The Company accordingly issued a notice of warrant adjustment to holders of SPAC Warrants, effecting the following adjustments in accordance with the terms of the SPAC Warrants:
•	Adjustment to the exercise price of the SPAC Warrants to $1.52 per 0.09692 share of the common stock of the Company, being 115% of Reference Price;
•	Adjustment of the Upper Redemption Trigger to $23.90 per share of the common stock of the Company, being 180% of Reference Price;
•	Adjustment of the Lower Redemption Trigger to $13.20 per share of the common stock of the Company, being the Reference Price
The number of SPAC Warrants outstanding is not impacted by the consolidation arising from the RTO (Note 4) nor the reverse stock split (Note 20) of the Company. Correspondingly, the exercise price is also not adjusted. Instead, the number of shares each SPAC Warrant is exercisable into is adjusted to account for such adjustments. Upon RTO, the number of shares each SPAC Warrant is exercisable into (“Exercise Ratio”) is reduced from 1 to 0.9692. Upon reverse stock-split in August 2025, the Exercise Ratio is further reduced to 0.09692.
As set forth in the warrant agreement for the SPAC Warrants, the SPAC Warrants are not exercisable for any fractional shares. If, by reason of any adjustment made pursuant to the terms of the SPAC Warrants, the holder would be entitled to a fractional interest in a shares upon exercise of such SPAC Warrant, the Company shall round down to the nearest whole number of common shares to be issued to such holder upon exercise.
(d)	Stock options
The continuity of the Company’s stock options is as follows:

	Number of stock options	Weighted average exercise price
Outstanding, October 31, 2024 and July 31, 2024	62,772	$40.20
Forfeited	(1,395)	$37.74
Granted	50,000	$2.32
Cancelled	(2,733)	$37.74
Outstanding, July 31, 2025	108,644	$22.79
Exercisable, July 31, 2024	33,496	$40.10
Exercisable, July 31, 2025	51,859	$40.16

As at July 31, 2025, the weighted average remaining contractual life of outstanding options is 4.90 years (July 31, 2024 – 7.09 years).
As at July 31, 2025, the following stock options were outstanding and exercisable:

Number of options outstanding	Exercise price	Expiry date	Number of options exercisable
2,676	CAD$52.40	January 17, 2028	2,676
9,176	CAD$52.40	February 6, 2028	9,176
8,411	CAD$72.60	May 15, 2028	7,035
764	CAD$77.20	June 26, 2028	764
50,000	$2.32	March 26, 2030	—
22,938	CAD$52.40	January 17, 2032	19,500
4,588	CAD$52.40	March 1, 2032	3,900
917	CAD$52.40	March 14, 2032	780
7,646	CAD$52.40	October 12, 2032	6,500
1,528	CAD$52.40	February 6, 2033	1,528
108,644			51,859

Stock options issued during the year ended July 31, 2025
On March 26, 2025, 50,000 stock options with an exercise price of $2.32 and a term of 5 years was granted to officers of the Company. One-third of the stock options vest 12 months from grant date, and the remaining two-thirds vest monthly in 24 equal installments. The stock options are equity classified.
Stock options issued during the year ended July 31, 2024
No stock options were issued during the year ended July 31, 2024.
Share-based compensation – Stock options
Share-based payments relating to the vesting of stock options for the year ended July 31, 2025 was $72,641 (2024 - $692,740) and is recorded as salaries and wages on the consolidated statement of operations.
As of November 6, 2024, upon the listing of the Company’s shares on the NASDAQ, 58,644 stock options outstanding are liability classified (Note 12).
As of July 31, 2025, the total intrinsic value of stock options outstanding and exercisable was $Nil and $Nil, respectively. The intrinsic value of outstanding stock options is based on the company’s closing stock price on July 31, 2025.
(e)	Restricted stock units (“RSUs”)
The continuity of the Company’s RSU’s is as follows:

Number of RSUs
Outstanding, July 31, 2023	103,686
Granted	17,789
Outstanding, July 31, 2024	121,475
Granted	30,586
Forfeited	(3,753)
Outstanding, July 31, 2025	148,308

RSUs granted during the year ended July 31, 2025
On March 26, 2025, 30,586 restricted stock units were granted to an officer of the Company. 70% of the RSUs vest on grant date, the remaining restricted stock units vest in equal 15% installments annually.
RSUs issued during the year ended July 31, 2024
On July 30, 2024, the Company granted 17,789 RSUs to directors, officers, employees and consultants of the Company. Each vested RSU can be exchanged for one common stock of the Company for no additional consideration. The RSUs will vest as follows:
•	10% vest upon the 6-month anniversary of the grant date
•	15% vest every 6 months thereafter for a period of 36 months
As at July 31, 2025, the following RSUs were outstanding and vested:

Number of RSUs outstanding	Grant date	Number of RSUs Vested
917	November 30, 2021	917
38,232	December 24, 2021	32,496
1,009	March 1, 2022	1,009
62,702	March 14, 2022	53,985
14,862	July 30, 2024	7,086
30,586	March 26, 2025	25,998
148,308		121,491

Share-based compensation – RSU’s
Share-based payments relating to the vesting of RSUs for the year ended July 31, 2025 was $510,325 (2024 - $597,587) and is recorded as salaries and wages on the consolidated statement of operations.